Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Book Values and Fair Values of Long-term Debt

	December 31,
	2017		2016
Company	Book Value	Fair Value	Book Value		Fair Value
	(in millions)
AEP	$21,173.3	$23,649.6	$20,391.2	(a)	$22,211.9	(a)
AEP Texas	3,649.3	3,964.8	3,217.7		3,463.2
AEPTCo	2,550.4	2,782.9	1,932.0		1,984.3
APCo	3,980.1	4,782.6	4,033.9		4,613.2
I&M	2,745.1	3,014.7	2,471.4		2,661.6
OPCo	1,719.3	2,064.3	1,763.9		2,092.5
PSO	1,286.5	1,457.1	1,286.0		1,419.0
SWEPCo	2,441.9	2,645.9	2,679.1		2,814.3

(a)
Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet and has a fair value of $172 million. See the Assets and Liabilities Held for Sale section of Note 7 for additional information.